Federal Home Loan Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Summary of Contractual Maturities of FHLB Borrowings

Contractual maturities of FHLB borrowings as of December 31, 2014 were as follows (in thousands):

December 31, 2015	$99
December 31, 2016	105
December 31, 2017	110
December 31, 2018	1,760
December 31, 2019	43
Thereafter	1,303

$3,420